Unconsolidated Segment Results (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Net premiums and policy fees	$ 35,156	$ 33,701	$ 68,870	$ 61,716	$ 50,733
Interest and similar income, net	14,235	13,523	27,387	28,859	29,635
Change in fair value of assets and liabilities	76,716	(21,864)	11,373	66,806	(78,944)
Realized investment gains, net	29	366	583	77	829
Fee, commission, and other revenue	3,451	3,628	7,221	6,864	5,904
Total revenue	129,587	29,354	115,434	164,322	8,157
Benefits and expenses:
Net benefits	112,838	(2,186)	87,511	143,893	(38,103)
General and administrative expenses and commissions	21,439	20,554	41,792	39,789	35,519
Change in deferred acquisition costs, net	(439)	(1,067)	(8,165)	(15,064)	(6,163)
Total benefits and expenses	133,838	17,301	121,138	168,618	(8,747)
Pretax income (loss)	(4,251)	12,053	(5,704)	(4,296)	16,904
Operating Segments | Annuity
Revenue:
Net premiums and policy fees	33,531	32,021	65,603	58,728	47,281
Interest and similar income, net	13,288	12,548	25,378	27,293	28,562
Change in fair value of assets and liabilities	76,716	(21,864)	11,374	66,806	(78,945)
Realized investment gains, net	27	344	549	73	796
Fee, commission, and other revenue	3,451	3,628	7,221	6,869	5,904
Total revenue	127,013	26,677	110,125	159,769	3,598
Benefits and expenses:
Net benefits	109,981	(4,150)	81,697	138,957	(42,034)
General and administrative expenses and commissions	21,115	20,242	41,145	38,886	34,595
Change in deferred acquisition costs, net	(579)	(1,402)	(8,687)	(15,088)	(6,440)
Total benefits and expenses	130,517	14,690	114,155	162,755	(13,879)
Pretax income (loss)	(3,504)	11,987	(4,030)	(2,986)	17,477
Operating Segments | Other
Revenue:
Net premiums and policy fees	1,625	1,680	3,267	2,988	3,452
Interest and similar income, net	947	975	2,009	1,566	1,073
Change in fair value of assets and liabilities			(1)		1
Realized investment gains, net	2	22	34	4	33
Fee, commission, and other				(5)
Total revenue	2,574	2,677	5,309	4,553	4,559
Benefits and expenses:
Net benefits	2,857	1,964	5,814	4,936	3,931
General and administrative expenses and commissions	324	312	647	903	924
Change in deferred acquisition costs, net	140	335	522	24	277
Total benefits and expenses	3,321	2,611	6,983	5,863	5,132
Pretax income (loss)	$ (747)	$ 66	$ (1,674)	$ (1,310)	$ (573)